Fair Value Measurements - Carrying amounts and estimated fair values of the Partnership's assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial assets:
Current derivative assets	$ 15,070
Non-current derivative assets	14,378	$ 1,015
Financial liabilities:
Current derivative liabilities		6,754
Non-current derivative liabilities		4,260
Carrying Amount
Financial assets:
Cash and cash equivalents	47,579	62,293
Financial liabilities:
Long-term debt, current and non-current	1,062,647	974,596
Carrying Amount | Interest rate swap contracts
Financial assets:
Current derivative assets	15,070
Non-current derivative assets	14,378	1,015
Financial liabilities:
Current derivative liabilities		6,754
Non-current derivative liabilities		4,260
Fair Value
Financial assets:
Cash and cash equivalents	47,579	62,293
Financial liabilities:
Long-term debt, current and non-current	1,035,740	974,596
Fair Value | Interest rate swap contracts
Financial assets:
Current derivative assets	15,070
Non-current derivative assets	$ 14,378	1,015
Financial liabilities:
Current derivative liabilities		6,754
Non-current derivative liabilities		$ 4,260